Organization and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Current Assets	$ 4,478,000,000								$ 4,310,000,000								$ 4,478,000,000	$ 4,310,000,000
Property, Plant and Equipment, Net	44,117,000,000								40,997,000,000								44,117,000,000	40,997,000,000
Other Noncurrent Assets	11,038,000,000								11,107,000,000								11,038,000,000	11,107,000,000
Total Assets	59,633,000,000								56,414,000,000								59,633,000,000	56,414,000,000
Liabilities and Equity
Long-term Debt	18,684,000,000								18,377,000,000								18,684,000,000	18,377,000,000
Other Current Liabilities	1,250,000,000								965,000,000								1,250,000,000	965,000,000
Other Liabilities, Noncurrent	1,071,000,000								967,000,000								1,071,000,000	967,000,000
Equity	16,824,000,000								16,086,000,000								16,824,000,000	16,086,000,000	15,237,000,000	14,665,000,000
Total Liabilities and Equity	59,633,000,000								56,414,000,000								59,633,000,000	56,414,000,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Cash Flow Hedges, Net of Tax	(18,000,000)								(23,000,000)								(18,000,000)	(23,000,000)
Total	(103,000,000)								(115,000,000)								(103,000,000)	(115,000,000)	(337,000,000)
Amounts Attributable to AEP Common Shareholders
Net Income	192,000,000	[1]	494,000,000		391,000,000		561,000,000		347,000,000	[2],[3]	434,000,000	[4]	339,000,000	[5],[6]	364,000,000		1,638,000,000	1,484,000,000	1,262,000,000
Net Income (Loss) Attributable to Noncontrolling Interests																	4,000,000	4,000,000	3,000,000
Earnings Attributable To AEP Common Shareholders	191,000,000		493,000,000		390,000,000		560,000,000		346,000,000	[2],[3]	433,000,000	[4]	338,000,000	[5],[6]	363,000,000		1,634,000,000	1,480,000,000	1,259,000,000
Weighted Average Number of Basic AEP Common Shares Outstanding																	488,592,997	486,619,555	484,682,469
Total Basic Earnings Per Share Attributable to AEP Common Shareholders	$ 0.39	[7]	$ 1.01	[7]	$ 0.80	[7]	$ 1.15	[7]	$ 0.71	[7]	$ 0.89	[7]	$ 0.69	[7]	$ 0.75	[7]	$ 3.34	$ 3.04	$ 2.60
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding																	488,899,840	487,040,956	485,084,694
Total Diluted Earnings Per Share Attributable to AEP Common Shareholders	$ 0.39	[7]	$ 1.01	[7]	$ 0.80	[7]	$ 1.15	[7]	$ 0.71	[7]	$ 0.89	[7]	$ 0.69	[7]	$ 0.75	[7]	$ 3.34	$ 3.04	$ 2.60
Net Increase (Decrease) in Depreciation Expense
Increase in Depreciation of Ohio Generation Assets as a Result of Revised Depreciation Rates	52,000,000																52,000,000
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																	1,605,000,000	1,472,000,000	1,505,000,000
Amortization of Certain Securitized Assets																	310,000,000	248,000,000	224,000,000
Amortization of Regulatory Assets and Liabilities																	14,000,000	23,000,000	53,000,000
Utilities Operating Expense, Depreciation and Amortization																	1,929,000,000	1,743,000,000	1,782,000,000
Cash Paid (Received) for:
Interest Paid, Net																	838,000,000	882,000,000	931,000,000
Income Taxes Paid, Net																	117,000,000	(55,000,000)	(82,000,000)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	135,000,000	182,000,000	63,000,000
Noncash Assumption of Liabilities Related to Acquisitions																	0	0	56,000,000
Construction Expenditures Included in Current Liabilities as of December 31,																	559,000,000	492,000,000	439,000,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,																	45,000,000	0	35,000,000
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	3,000,000								4,000,000								3,000,000	4,000,000	30,000,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	2,067,000,000	3,207,000,000	2,856,000,000
Repayments of Long-term Debt																	1,780,000,000	2,598,000,000	1,643,000,000
Antidilutive Shares Outstanding																	0	0	0
Aggregate Power Participation Ratio	43.47%																43.47%
Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC	43.47%																43.47%
AEP's Investment in OVEC	4,408,000																4,408,000
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	65.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	2.00%
Appalachian Power Co [Member]
Assets
Current Assets	678,504,000								803,040,000								678,504,000	803,040,000
Property, Plant and Equipment, Net	9,181,715,000								8,969,210,000								9,181,715,000	8,969,210,000
Other Noncurrent Assets	1,372,163,000								1,538,398,000								1,372,163,000	1,538,398,000
Total Assets	11,232,382,000								11,310,648,000								11,232,382,000	11,310,648,000
Liabilities and Equity
Long-term Debt	3,980,274,000								4,194,357,000								3,980,274,000	4,194,357,000
Other Current Liabilities	145,017,000								97,566,000								145,017,000	97,566,000
Other Liabilities, Noncurrent	54,288,000								35,064,000								54,288,000	35,064,000
Equity	3,366,928,000								3,229,432,000								3,366,928,000	3,229,432,000	3,052,562,000	2,936,414,000
Total Liabilities and Equity	11,232,382,000								11,310,648,000								11,232,382,000	11,310,648,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	5,032,000								2,951,000								5,032,000	2,951,000	(29,898,000)
Amounts Attributable to AEP Common Shareholders
Net Income	28,559,000		48,758,000		36,247,000		101,851,000		30,176,000	[2]	62,625,000		29,862,000		70,548,000		215,415,000	193,211,000	257,503,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	144,437,000	347,484,000	318,199,000
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																	383,314,000	334,251,000	322,122,000
Amortization of Certain Securitized Assets																	0	0	0
Amortization of Regulatory Assets and Liabilities																	17,568,000	8,392,000	22,171,000
Utilities Operating Expense, Depreciation and Amortization																	400,882,000	342,643,000	344,293,000
Cash Paid (Received) for:
Interest Paid, Net																	196,716,000	184,584,000	200,383,000
Income Taxes Paid, Net																	15,899,000	(27,759,000)	31,418,000
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	4,908,000	4,351,000	3,366,000
Construction Expenditures Included in Current Liabilities as of December 31,																	72,009,000	50,829,000	62,177,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	394,189,000	444,437,000	339,374,000
Repayments of Long-term Debt																	612,710,000	345,029,000	364,875,000
Aggregate Power Participation Ratio	43.47%																43.47%
Appalachian Power Co [Member] | Other Long Term Debt [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		300,000,000
Appalachian Power Co [Member] | Notes Payable Affiliated [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		86,000,000
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	65.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	2.00%
Indiana Michigan Power Co [Member]
Assets
Current Assets	476,491,000								586,494,000								476,491,000	586,494,000
Property, Plant and Equipment, Net	5,416,375,000								5,056,364,000								5,416,375,000	5,056,364,000
Other Noncurrent Assets	2,772,410,000								2,610,876,000								2,772,410,000	2,610,876,000
Total Assets	8,665,276,000								8,253,734,000								8,665,276,000	8,253,734,000
Liabilities and Equity
Long-term Debt	2,027,397,000								2,039,016,000								2,027,397,000	2,039,016,000
Other Current Liabilities	150,566,000								139,088,000								150,566,000	139,088,000
Other Liabilities, Noncurrent	162,226,000								174,040,000								162,226,000	174,040,000
Equity	1,953,949,000								1,922,153,000								1,953,949,000	1,922,153,000	1,803,775,000	1,760,980,000
Total Liabilities and Equity	8,665,276,000								8,253,734,000								8,665,276,000	8,253,734,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(14,360,000)								(15,509,000)								(14,360,000)	(15,509,000)	(28,883,000)
Amounts Attributable to AEP Common Shareholders
Net Income	14,598,000		26,626,000		27,334,000		87,089,000		35,413,000		57,880,000		40,754,000		43,457,000		155,647,000	177,504,000	118,457,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	4,198,000	219,399,000	268,408,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	94,379,000	122,287,000	117,052,000
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																	199,249,000	175,852,000	143,674,000
Amortization of Certain Securitized Assets																	0	0	0
Amortization of Regulatory Assets and Liabilities																	947,000	1,875,000	2,945,000
Utilities Operating Expense, Depreciation and Amortization																	200,196,000	177,727,000	146,619,000
Cash Paid (Received) for:
Interest Paid, Net																	81,580,000	90,079,000	98,130,000
Income Taxes Paid, Net																	(10,204,000)	(31,271,000)	(21,196,000)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	16,434,000	114,077,000	6,243,000
Construction Expenditures Included in Current Liabilities as of December 31,																	66,114,000	85,423,000	112,622,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,																	44,529,000	35,000	35,493,000
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	3,392,000								4,352,000								3,392,000	4,352,000	30,332,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	205,616,000	348,874,000	217,900,000
Repayments of Long-term Debt																	218,516,000	370,338,000	220,212,000
Aggregate Power Participation Ratio	43.47%																43.47%
Indiana Michigan Power Co [Member] | Pension Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	26,183,000								15,513,000								26,183,000	15,513,000
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	0								(127,000)								0	(127,000)
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	65.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	2.00%
Ohio Power Co [Member]
Assets
Current Assets	736,823,000								807,113,000								736,823,000	807,113,000
Property, Plant and Equipment, Net	4,763,609,000								4,465,780,000								4,763,609,000	4,465,780,000
Other Noncurrent Assets	1,770,435,000								1,888,665,000								1,770,435,000	1,888,665,000
Total Assets	7,270,867,000								7,161,558,000								7,270,867,000	7,161,558,000
Liabilities and Equity
Long-term Debt	2,297,123,000								2,735,175,000								2,297,123,000	2,735,175,000
Other Current Liabilities	179,093,000								95,194,000								179,093,000	95,194,000
Other Liabilities, Noncurrent	25,470,000								22,936,000								25,470,000	22,936,000
Equity	1,980,210,000								1,625,265,000								1,980,210,000	1,625,265,000	4,525,709,000	4,450,178,000
Total Liabilities and Equity	7,270,867,000								7,161,558,000								7,270,867,000	7,161,558,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	5,602,000								7,079,000								5,602,000	7,079,000	(165,725,000)
Amounts Attributable to AEP Common Shareholders
Net Income	45,053,000	[8]	54,060,000	[8]	56,535,000	[8]	60,774,000	[8]	80,249,000		178,901,000		21,056,000	[5]	129,774,000		216,422,000	409,980,000	343,534,000
Net Increase (Decrease) in Depreciation Expense
Increase in Depreciation of Ohio Generation Assets as a Result of Revised Depreciation Rates	52,000,000																52,000,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	165,216,000	1,166,854,000	847,294,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	0	18,140,000	39,401,000
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																	188,336,000	358,023,000	495,854,000
Amortization of Certain Securitized Assets																	43,467,000	19,992,000	0
Amortization of Regulatory Assets and Liabilities																	(18,134,000)	4,555,000	15,216,000
Utilities Operating Expense, Depreciation and Amortization																	213,669,000	382,570,000	511,070,000
Cash Paid (Received) for:
Interest Paid, Net																	132,380,000	195,677,000	212,753,000
Income Taxes Paid, Net																	44,036,000	93,324,000	69,771,000
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	4,842,000	7,655,000	8,602,000
Government Grants Included in Accounts Receivable as of December 31,																	0	300,000	660,000
Construction Expenditures Included in Current Liabilities as of December 31,																	43,350,000	92,324,000	84,321,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	0	1,378,326,000	0
Notes Receivable - Affiliated	32,245,000								118,245,000								32,245,000	118,245,000
Repayments of Long-term Debt																	438,601,000	1,196,032,000	194,500,000
Aggregate Power Participation Ratio	43.47%																43.47%
Ohio Power Co [Member] | Distribution Of Generating Units [Member]
Assets
Current Assets									777,677,000									777,677,000
Property, Plant and Equipment, Net									5,685,415,000									5,685,415,000
Other Noncurrent Assets									259,801,000									259,801,000
Total Assets									6,722,893,000									6,722,893,000
Liabilities and Equity
Long-term Debt									1,411,825,000									1,411,825,000
Other Current Liabilities									633,505,000									633,505,000
Other Liabilities, Noncurrent									1,672,189,000									1,672,189,000
Equity									3,005,374,000									3,005,374,000
Total Liabilities and Equity									6,722,893,000									6,722,893,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Term Credit Facility									1,000,000,000									1,000,000,000
Notes Receivable - Affiliated									297,000,000									297,000,000
Ohio Power Co [Member] | Other Long Term Debt [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		400,000,000
Ohio Power Co [Member] | Pollution Control Bonds [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		115,000,000
Repayments of Long-term Debt																		50,000,000
Ohio Power Co [Member] | Notes Payable Affiliated [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Repayments of Long-term Debt																		200,000,000
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC	4.30%																4.30%
AEP's Investment in OVEC	430,000																430,000
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	65.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	2.00%
Public Service Co Of Oklahoma [Member]
Assets
Current Assets	191,701,000								174,178,000								191,701,000	174,178,000
Property, Plant and Equipment, Net	3,440,623,000								3,165,959,000								3,440,623,000	3,165,959,000
Other Noncurrent Assets	181,219,000								186,557,000								181,219,000	186,557,000
Total Assets	3,813,543,000								3,526,694,000								3,813,543,000	3,526,694,000
Liabilities and Equity
Long-term Debt	1,041,036,000								999,810,000								1,041,036,000	999,810,000
Other Current Liabilities	58,878,000								58,992,000								58,878,000	58,992,000
Other Liabilities, Noncurrent	13,589,000								14,138,000								13,589,000	14,138,000
Equity	1,028,215,000								942,101,000								1,028,215,000	942,101,000	916,278,000	892,805,000
Total Liabilities and Equity	3,813,543,000								3,526,694,000								3,813,543,000	3,526,694,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	4,943,000								5,758,000								4,943,000	5,758,000	6,481,000
Amounts Attributable to AEP Common Shareholders
Net Income	10,946,000		45,086,000		22,449,000		8,448,000		4,575,000		51,096,000		28,432,000		13,693,000		86,929,000	97,796,000	114,141,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	7,054,000	14,246,000	22,603,000
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																	99,670,000	94,533,000	90,642,000
Amortization of Certain Securitized Assets																	0	0	0
Amortization of Regulatory Assets and Liabilities																	1,307,000	1,134,000	4,538,000
Utilities Operating Expense, Depreciation and Amortization																	100,977,000	95,667,000	95,180,000
Cash Paid (Received) for:
Interest Paid, Net																	52,766,000	51,387,000	52,403,000
Income Taxes Paid, Net																	(21,150,000)	8,671,000	27,229,000
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	2,262,000	5,795,000	1,542,000
Construction Expenditures Included in Current Liabilities as of December 31,																	38,581,000	63,648,000	27,118,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	74,973,000	49,709,000	2,395,000
Term Credit Facility	125,000,000																125,000,000
Repayments of Long-term Debt																	34,115,000	402,000	229,000
Public Service Co Of Oklahoma [Member] | Other Long Term Debt [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	75,000,000
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	65.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	2.00%
Southwestern Electric Power Co [Member]
Assets
Current Assets	429,254,000								566,052,000								429,254,000	566,052,000
Property, Plant and Equipment, Net	5,907,287,000								5,532,935,000								5,907,287,000	5,532,935,000
Other Noncurrent Assets	480,352,000								462,795,000								480,352,000	462,795,000
Total Assets	6,816,893,000								6,561,782,000								6,816,893,000	6,561,782,000
Liabilities and Equity
Long-term Debt	2,140,437,000								2,043,332,000								2,140,437,000	2,043,332,000
Other Current Liabilities	104,553,000								79,622,000								104,553,000	79,622,000
Other Liabilities, Noncurrent	47,274,000								46,178,000								47,274,000	46,178,000
Equity	2,097,201,000								2,055,917,000								2,097,201,000	2,055,917,000	2,021,473,000	1,813,757,000
Total Liabilities and Equity	6,816,893,000								6,561,782,000								6,816,893,000	6,561,782,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(7,466,000)								(8,444,000)								(7,466,000)	(8,444,000)	(17,860,000)
Amounts Attributable to AEP Common Shareholders
Net Income	14,227,000		74,547,000		32,823,000		22,962,000		104,124,000	[3]	7,920,000	[9]	30,227,000		11,548,000		144,559,000	153,819,000	202,513,000
Net Income (Loss) Attributable to Noncontrolling Interests																	4,190,000	4,008,000	3,622,000
Earnings Attributable To AEP Common Shareholders																	140,369,000	149,811,000	198,891,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	26,278,000	51,812,000	37,441,000
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																	183,253,000	177,352,000	136,874,000
Amortization of Certain Securitized Assets																	0	0	0
Amortization of Regulatory Assets and Liabilities																	1,881,000	1,899,000	1,904,000
Utilities Operating Expense, Depreciation and Amortization																	185,134,000	179,251,000	138,778,000
Cash Paid (Received) for:
Interest Paid, Net																	116,855,000	120,427,000	68,918,000
Income Taxes Paid, Net																	(152,213,000)	(35,363,000)	(191,638,000)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	4,130,000	9,376,000	20,547,000
Construction Expenditures Included in Current Liabilities as of December 31,																	94,263,000	63,169,000	55,767,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	99,415,000	0	336,418,000
Repayments of Long-term Debt																	3,250,000	3,250,000	21,625,000
Southwestern Electric Power Co [Member] | Other Long Term Debt [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	100,000,000
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	65.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	2.00%
Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	24,000,000	21,000,000	30,000,000
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	268,000,000	289,000,000	273,000,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs)	2,200																2,200
Number of OVEC Generating Plants																	2
Number of Plants Operating with Environmental Controls																	2
Supplemental Agreement During the Period Between Parties to Interconnection Agreement and OVEC																	268,000,000	289,000,000	273,000,000
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Capital Expenditures Authorized	$ 1,300,000,000																$ 1,300,000,000
Restricted Stock Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	300,000	400,000	400,000
Dilutive Securities, Effect on Basic Earnings Per Share																	$ 0	$ 0	$ 0

[1]	Includes termination of a coal contract and a KPCo regulatory disallowance (see Note 4).
[2]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[3]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[4]	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).
[5]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).
[6]	Includes U.K. Windfall Tax benefit (see Note 12).
[7]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[8]	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that powerto customers.
[9]	Includes a regulatory disallowance for the Turk Plant (see Note 4).